EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE [abstract]
Disclosure of earnings per share

34         EARNINGS PER SHARE

The calculation of basic earnings per share is based on the net profit for the year attributable to equity holders of approximately RMB748,439,000 (2017 and 2018: RMB1,015,361,000 and RMB784,059,000), divided by the weighted average number of ordinary shares outstanding during the year of 7,083,537,000 shares (2017 and 2018: 7,083,537,000 shares). There were no dilutive potential ordinary shares during each of the three years in the period ended December 31, 2019. The calculation of earnings per equivalent ADS is based on the net profit for the year attributable to equity holders, divided by the weighted average equivalent ADSs (one ADS represents 50 H Shares) outstanding during the year of 141,670,740  ADSs (2017 and 2018: 141,670,740 ADSs).

	2017	2018	2019
	RMB’000	RMB’000	RMB’000

Profit attributable to owners of the Company	1,015,361	784,059	748,439

Weighted average number of ordinary shares in issue	7,083,537	7,083,537	7,083,537
Weighted average equivalent ADSs	141,670	141,670	141,670

Basic and diluted earnings per share	RMB0.14	RMB0.11	RMB0.11
Basic and diluted earnings per equivalent ADS	RMB7.17	RMB5.53	RMB5.28